Common Stock (Details) (USD $)	0 Months Ended							12 Months Ended		27 Months Ended									16 Months Ended	6 Months Ended	14 Months Ended	6 Months Ended	14 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended						0 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended
	Mar. 08, 2013	Nov. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 17, 2012	Feb. 27, 2012	Sep. 07, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 01, 2012	Dec. 31, 2012 Restricted Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jul. 09, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 07, 2011 Common Stock [Member]	Dec. 31, 2012 IPO [Member]	Dec. 31, 2012 Follow on Offering [Member]	Dec. 31, 2012 Follow on Offering [Member]	Dec. 31, 2012 Underwriters' over allotment [Member]	Dec. 31, 2012 Underwriters' over allotment [Member]	Mar. 31, 2013 ARCP [Member]	Mar. 31, 2013 At the Market Offering [Member]	Apr. 30, 2013 At the Market Offering [Member]	Jan. 29, 2013 Follow on Offering [Member]	Mar. 31, 2013 Follow on Offering [Member]	Jan. 28, 2013 Follow on Offering [Member]	Mar. 31, 2013 Registration Payment Arrangement, Arrangement [Domain]	Dec. 31, 2012 ARCP [Member]	Dec. 31, 2012 ARCT III [Member]	Dec. 31, 2012 ARCT III Merger [Member] ARCP [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP shares converted from ARCT III shares [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Oct. 14, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]
Class of Stock [Line Items]
Maximum Amount of Offering from Universal Shelf Registration Statement								$ 500,000,000		$ 500,000,000	$ 500,000,000.0														$ 60,000,000
Common Stock, Shares Authorized								240,000,000	525,000,000	240,000,000																				1,882,248
Shares Issued (in shares)																											2,070,000										2,100,000	20,000	16,929,184			159,396,558
Common Stock, Shares, Issued								179,167,112	17,162,016	179,167,112			13,015,534	487,500	3,250,000	74,979	1,497,924	5,574,131							61,000	553,000			2,070,000							140,700,000
Proceeds from issuances of common stock								$ 1,658,776,000	$ 122,993,000	$ 0									$ 67,400,000	$ 30,300,000	$ 15,800,000	$ 4,600,000	$ 800,000	$ 146,400,000	$ 800,000		$ 26,500,000	$ 0
Common Stock, Shares, Outstanding								179,167,112	17,162,016	179,167,112																					11,157,643	176,852,072						20,000	17,162,016	179,167,112
Shares, Issued													0																				168,009,468
Dividends declared, in dollars per share	$ 0.9100	$ 0.9000	$ 0.8950	$ 0.8900	$ 0.8850	$ 0.8800	$ 0.8750
Shares, Outstanding												290,209																						29,200,000	27,700,000	148,113,788.5
Convertible stock issued during period, value																																		$ 12.00